Non-Covered Real Estate Owned (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Real Estate Properties [Line Items]
Balance, beginning of year	$ 4,093,214
Gain (loss) on sale of real estate owned	24,074	44,894	102,235
Real estate transferred to premises and equipment	(474,000)	(286,154)
Balance, end of year	2,106,757	4,093,214
Non-Covered Real Estate
Real Estate Properties [Line Items]
Balance, beginning of year	4,093,214	9,641,425	4,777,542
Real estate acquired through foreclosure of loans receivable	2,577,269	3,760,607	10,528,383
Real estate sold	(3,453,111)	(8,203,154)	(4,789,815)
Write down of real estate owned	(612,541)	(774,616)	(707,519)
Gain (loss) on sale of real estate owned	(24,074)	(44,894)	(167,166)
Real estate transferred to premises and equipment	(474,000)	(286,154)
Balance, end of year	$ 2,106,757	$ 4,093,214	$ 9,641,425